Net corporate and other expenses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Corporate expenses									$ 39,765	$ 30,397	$ 17,606
Investment expense (income) on deposit liabilities									852	5,879	(1,273)
Current expected credit losses									624	0	0
Change in fair value of embedded derivatives in reinsurance contracts									(26)	9	(149)
Net corporate and other expenses	$ 10,957	$ 14,965	$ 8,878	$ 6,415	$ 8,033	$ 7,009	$ 13,825	$ 7,418	$ 41,215	$ 36,285	$ 16,184